Taxation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Profit before taxation			$ 8,115	$ 6,930
Applicable tax rate	25.00%	19.00%	25.00%	23.50%
Prima facie tax payable at UK rate of 23.5% (2022: 19%)			$ 2,029	$ 1,628
Higher rate of taxation of 30% on Australian earnings (2023: 30%)			325	373
Other tax rates applicable outside the UK and Australia			(136)	(130)
Tax effect of profit from equity accounted units and related expenses			(106)	(101)
Impact of changes in tax rates			(15)	0
Resource depletion allowances			(7)	(6)
Recognition of previously unrecognised deferred tax assets			(49)	(62)
Write-down of previously recognised deferred tax assets			42	40
Utilisation of previously unrecognised deferred tax assets			(9)	(10)
Unrecognised current year operating losses			146	259
Adjustments in respect of prior periods			14	(4)
Other items			(9)	(4)
Total taxation charge			$ 2,225	$ 1,983
Weighted average statutory tax rate			29.00%	30.00%
Current tax expense			$ 1